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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [  ];           Amendment Number: ___

    This Amendment (Check only one):
         [ ] is a restatement.     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Bedford Oak Advisors, LLC
Address:   100 South Bedford Road, Mt. Kisco, New York 10549

Form 13F File Number: 28-05209

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Dennis H. Javer
Title: Chief Financial Officer
Phone: (914) 242-5725

Signature, Place, and Date of Signing:

/s/ Dennis H. Javer                 Mt. Kisco, New York        February 11, 2002
-----------------------------       -------------------         ----------------
[Signature]                         [City, State]               [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [if there are no entries in this list, omit this section]

Form 13F File Number 28-05207
Name   Bedford Oak Partners, L.P.
       --------------------------

[Repeat as necessary.]




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                              Form 13F SUMMARY PAGE

                                 Report Summary:

Number of Other Included Managers:  1

Form 13F Information Table Entry Total: 38

Form 13F Information Table Value Total: $26,445 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries].

No.  1
Form 13F File Number 28-05211
Name:  Harvey P. Eisen

[Repeat as necessary.]





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
                                                                  FORM 13F INFORMATION TABLE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AON Corp.                      COM              037389103     1066    30000 SH       SOLE                    30000
American Bank Note Holograph   COM              024377103       16    10000 SH       SOLE                    10000
American Int'l Group, Inc.     COM              026874107      397     5000 SH       SOLE                     5000
Berkshire Hathaway Class B     COM              084670207      505      200 SH       SOLE                      200
Biogen                         COM              090597105      344     6000 SH       SOLE                     6000
CNA Financial                  COM              126117100      904    31000 SH       SOLE                    31000
Championship Auto Racing       COM              158711101     1612   100200 SH       SOLE                   100200
Chart House Enterprise         COM              160902102      364   404900 SH       SOLE                   404900
Citigroup                      COM              172967101      404     8000 SH       SOLE                     8000
Coastcast                      COM              19057T108      754   147000 SH       SOLE                   147000
Comcast                        COM              200300200     1440    40000 SH       SOLE                    40000
Coram Health                   COM              218103109     1155  1925000 SH       SOLE                  1925000
Danielson Holding 350,000 by P COM              236274106      756   170200 SH       SOLE                   170200
Davel                          COM              238341101        3   115000 SH       SOLE                   115000
ECollege.com                   COM              27887E100      120    37700 SH       SOLE                    37700
Emerson Electric               COM              291011104      343     6000 SH       SOLE                     6000
Fannie Mae                     COM              313586109      397     5000 SH       SOLE                     5000
Freddie Mac                    COM              313400301      392     6000 SH       SOLE                     6000
Gillette Company               COM              375766102      334    10000 SH       SOLE                    10000
Goldman Sachs                  COM              38141G104      278     3000 SH       SOLE                     3000
IGEN International             COM              449536101     1804    45000 SH       SOLE                    45000
Ionics Inc.                    COM              462218108      411    13700 SH       SOLE                    13700
J Net Enterprises              COM              466392107     1272   491000 SH       SOLE                   491000
Kaneb Service Inc              COM              484173109      391    20000 SH       SOLE                    20000
McDonalds                      COM              580135101      265    10000 SH       SOLE                    10000
Microsoft                      COM              594918104      729    11000 SH       SOLE                    11000
Newhall Land & Farming Co.     COM              651426108     1770    59800 SH       SOLE                    59800
Pitney Bowes                   COM              724479100      376    10000 SH       SOLE                    10000
Plains All American Pipeline   COM              726503105      260    10000 SH       SOLE                    10000
Riddell Sports Inc             COM              765670104      850   386200 SH       SOLE                   386200
Safeway                        COM              786514208     1461    35000 SH       SOLE                    35000
Shaw Communications            COM              82028K200      318    15000 SH       SOLE                    15000
Strouds Inc.                   COM              863451100        1   554300 SH       SOLE                   554300
Traffix Inc.                   COM              892721101       72    10000 SH       SOLE                    10000
USA Networks                   COM              902984103      956    35000 SH       SOLE                    35000
United Parcel Service          COM              911312106     1744    32000 SH       SOLE                    32000
Value Vision                   COM              92047K107     1371    70000 SH       SOLE                    70000
Young Broadcasting             COM              987434107      808    45000 SH       SOLE                    45000